Government assistance	12 Months Ended
Dec. 31, 2022
Government Assistance [Abstract]
Government assistance
12.	Government assistance
During the year ended December 31, 2022, the Company did not record any government assistance resulting from the Canada Emergency Wage Subsidy (2021 – $402; 2020 - $860). The funding has been recorded as a reduction of the related salary expenditures within general and administrative expenses for the years ended December 31, 2021 and 2020.